8. Movements from financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Movements From Financial Assets At Fair Value Through Other Comprehensive Income
Movements from financial assets at fair value through other comprehensive income
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Financial assets at fair value through other comprehensive income
Gain for the year	-	-	134,408
Reclassification adjustments to income	-	-	(860,345)
Loss for financial assets at fair value through other comprehensive income	-	-	(725,937)